Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 580,000
Previously Paid Amount	0.00
Total Fee Amount	85.61
Total Offset Amount	0.00
Net Fee	85.61
Narrative - Max Aggregate Offering Price	$ 580,000
Final Prospectus	true